Financial instruments - additional information - Derecognition and collateral (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Securities lending and reverse repurchase agreements
Lent securities and assets subject to repurchase	$ 90	$ 107
Cash and securities collateral held or pledged under repurchase and securities lending agreements	95	112
Collateral held in respect of reverse repurchase agreements	1,011	3,039
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	1,301	2,896
Amount of collateral held	1,883	810
Sale of collateral held	0	0
Collateral re-pledged	0	5
Credit risk, funding agreements and other transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	$ 3,299	$ 3,053